INFORMATION CONCERNING INDUSTRY SEGMENTS AND MAJOR CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
INFORMATION CONCERNING INDUSTRY SEGMENTS AND MAJOR CUSTOMERS

NOTE 12 – SEGMENT INFORMATION

The Company classifies its businesses into two segments as follows:

•	Electronics & Software: designs, develops and sells Intelligent Edge solutions that provide connectivity and power through PoE products and actionable intelligence to end devices in an IoT ecosystem through embedded and cloud-based management software. In addition, this segment continues to generate revenue from its traditional products consisting of media converters, NICs, and Ethernet switches that offer the ability to affordably integrate the benefits of fiber optics into any data network; and

•	Services & Support: provides technology solutions that address prevalent IT challenges, including network resiliency, security products and services, network virtualization, and cloud migrations, IT managed services, wired and wireless network design and implementation, and converged infrastructure configuration, deployment and management.

Management has chosen to organize the Company and disclose reportable segments based on our products and services. Intersegment revenues are eliminated upon consolidation. “Other” includes non-allocated corporate overhead costs. As a result of our treatment of Suttle as discontinued operations, “Other” includes amounts previously allocated to Suttle that do not meet the criteria to be included in income from discontinued operations.

Information concerning the Company’s continuing operations in these two segments for the three-month periods ended June 30, 2021 and 2020 are as follows:

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Three Months Ended June 30, 2021
Sales	$9,307,000	$1,833,000	$—	$(143,000)	$10,997,000
Cost of sales	5,204,000	1,185,000	—	—	6,389,000
Gross profit	4,103,000	648,000	—	(143,000)	4,608,000
Selling, general and
administrative expenses	3,592,000	878,000	663,000	(143,000)	4,990,000
Transaction costs	—	—	1,279,000	—	1,279,000
Operating income (loss)	511,000	(230,000)	(1,942,000)	—	(1,661,000)
Other (expense) income	(38,000)	16,000	(257,000)	—	(279,000)
Income (loss) before income tax	$473,000	$(214,000)	$(2,199,000)	$—	$(1,940,000)

Depreciation and amortization	$68,000	$139,000	$38,000	$—	$245,000

Capital expenditures	$—	$1,000	$—	$—	$1,000

Assets	$14,819,000	$7,624,000	$29,581,000	$(27,000)	$51,997,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Three Months Ended June 30, 2020
Sales	$8,287,000	$1,525,000	$—	$(184,000)	$9,628,000
Cost of sales	5,192,000	982,000	—	(26,000)	6,148,000
Gross profit	3,095,000	543,000	—	(158,000)	3,480,000
Selling, general and
administrative expenses	3,638,000	483,000	769,000	(158,000)	4,732,000
Transaction costs	—	—	394,000	—	394,000
Operating (loss) income	(543,000)	60,000	(1,163,000)	—	(1,646,000)
Other income	3,000	—	276,000	—	279,000
(Loss) income before income tax	$(540,000)	$60,000	$(887,000)	$—	$(1,367,000)

Depreciation and amortization	$76,000	$19,000	$123,000	$—	$218,000

Capital expenditures	$24,000	$—	$8,000	$—	$32,000

Assets	$16,825,000	$6,569,000	$33,984,000	$(27,000)	$57,351,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Six Months Ended June 30, 2021
Sales	$17,671,000	$3,772,000	$—	$(287,000)	$21,156,000
Cost of sales	9,985,000	2,347,000	—	—	12,332,000
Gross profit	7,686,000	1,425,000	—	(287,000)	8,824,000
Selling, general and
administrative expenses	7,200,000	1,857,000	1,391,000	(287,000)	10,161,000
Transaction costs	—	—	2,471,000	—	2,471,000
Operating income (loss)	486,000	(432,000)	(3,862,000)	—	(3,808,000)
Other (expense) income	(57,000)	16,000	(251,000)	—	(292,000)
Income (loss) before income tax	$429,000	$(416,000)	$(4,113,000)	$—	$(4,100,000)

Depreciation and amortization	$135,000	$293,000	$77,000	$—	$505,000

Capital expenditures	$4,000	$6,000	$—	$—	$10,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
Six Months Ended June 30, 2020
Sales	$16,823,000	$2,352,000	$—	$(384,000)	$18,791,000
Cost of sales	9,999,000	1,602,000	—	(27,000)	11,574,000
Gross profit	6,824,000	750,000	—	(357,000)	7,217,000
Selling, general and
administrative expenses	7,535,000	811,000	1,683,000	(357,000)	9,672,000
Transaction costs	—	—	415,000	—	415,000
Operating loss	(711,000)	(61,000)	(2,098,000)	—	(2,870,000)
Other income (expense)	17,000	—	673,000	—	690,000
Loss before income tax	$(694,000)	$(61,000)	$(1,425,000)	$—	$(2,180,000)

Depreciation and amortization	$147,000	$32,000	$251,000	$—	$430,000

Capital expenditures	$68,000	$1,000	$20,000	$—	$89,000

NOTE 14 - INFORMATION CONCERNING INDUSTRY SEGMENTS AND MAJOR CUSTOMERS

Following the acquisition of Ecessa during the second quarter of 2020 and the merging of certain operations, the Company classifies its remaining businesses into two segments as follows:

●	Electronics & Software: designs, develops and sells Intelligent Edge solutions that provide connectivity and power through PoE products and actionable intelligence to end devices in an IoT ecosystem through embedded and cloud-based management software. In addition, this segment continues to generate revenue from its traditional products consisting of, media converters, NICs, and Ethernet switches that offer the ability to affordably integrate the benefits of fiber optics into any data network; and

●	Services & Support: provides technology solutions that address prevalent IT challenges, including network resiliency, security products and services, network virtualization, and cloud migrations, IT managed services, wired and wireless network design and implementation, and converged infrastructure configuration, deployment and management, and SD-WAN network devices.

Management has chosen to organize the enterprise and disclose reportable segments based on products and services. Intersegment revenues are eliminated upon consolidation. “Other” includes non-allocated corporate overhead costs. As a result of our treatment of Suttle as discontinued operations, “Other” includes amounts previously allocated to Suttle that do not meet the criteria to be included in income from discontinued operations.

Electronics & Software manufactures its products in Asia and the United States and makes sales in both the U.S. and international markets. Services & Support operates in the U.S. and primarily makes sales in the U.S. Net long-lived assets held in foreign countries were approximately $49,000 and $112,000 at December 31, 2020 and 2019, respectively. Consolidated sales to U.S. customers were approximately 87% and 74% of sales from continuing operations in 2020 and 2019 respectively. In 2020, sales to two of Electronics & Software’s customers accounted for 18.7% and 17.3% of consolidated sales and one of Services & Support’s customers accounted for 10.3% of consolidated sales. In 2019, sales to two of Electronics & Software’s customers accounted for 21.2% and 16.2% of consolidated sales. At December 31, 2020, Electronics & Software had one customer that made up 17% of consolidated accounts receivable and Services & Support had one customer that made up 38% of accounts receivable. At December 31, 2019, Electronics & Software had two customers that made up 45% and 17% of consolidated accounts receivable.

Information concerning the Company’s operations in the various segments for the years ended December 31, 2020 and 2019 is as follows:

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2020
Sales	$34,496,000	$8,777,000	$—	$(697,000)	$42,576,000
Cost of sales	19,606,000	5,798,000	—	(35,000)	25,36 9,000
Gross profit	14,890,000	2,979,000	—	(662,000)	17,207,000

Selling, general and administrative expenses	13,875,000	2,669,000	3,337,000	(662,000)	19,219,000
Acquisition costs	—	—	685,000	—	685,000
Operating income (loss)	1,015,000	310,000	(4,022,000)	—	(2,697,000)
Other income (expense)	(10,000)	(32,000)	964,000	—	922,000
Income (loss) from continuing operations before tax	$1,005,000	$278,000	$(3,058,000)	$—	$(1,775,000)

Depreciation and amortization	$288,000	$292,000	$382,000	$—	$962,000

Capital expenditures	$81,000	$14,000	$155,000	$—	$250,000

Assets	$15,398,000	$8,521,000	$31,664,000	$(27,000)	$55,556,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2019
Sales	$47,007,000	$4,741,000	$—	$(842,000)	$50,906,000
Cost of sales	25,613,000	3,259,000	—	(152,000)	28,720,000
Gross profit	21,394,000	1,482,000	—	(690,000)	22,186,000
Selling, general and administrative expenses	17,354,000	1,485,000	4,028,000	(690,000)	22,177,000
Operating income (loss)	4,040,000	(3,000)	(4,028,000)	—	9,000
Other income (expense)	(7,000)	(10,000)	243,000	—	226,000
Income (loss) from continuing operations before tax	$4,033,000	$(13,000)	$(3,785,000)	$—	$235,000

Depreciation and amortization	$360,000	$92,000	$581,000	$—	$1,033,000

Capital expenditures	$81,000	$69,000	$275,000	$—	$425,000

Assets	$19,902,000	$1,694,000	$37,582,000	$(27,000)	$59,151,000